American Century Investments®
Quarterly Portfolio Holdings
One Choice® 2050 Portfolio
April 30, 2023

One Choice 2050 Portfolio - Schedule of Investments
APRIL 30, 2023 (UNAUDITED)

	Shares	Value ($)
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 51.8%
Disciplined Growth Fund G Class	414,346	8,237,202
Focused Dynamic Growth Fund G Class(2)	980,231	41,267,724
Focused Large Cap Value Fund G Class	12,512,869	124,753,300
Growth Fund G Class	1,758,460	75,086,221
Heritage Fund G Class(2)	2,789,931	63,275,641
Mid Cap Value Fund G Class	4,657,186	73,024,680
Small Cap Growth Fund G Class	830,676	15,882,520
Small Cap Value Fund G Class	1,714,043	15,683,498
Sustainable Equity Fund G Class	3,508,668	147,048,289
		564,259,075
International Equity Funds — 23.5%
Emerging Markets Fund G Class	5,892,826	59,105,046
Global Real Estate Fund G Class	2,129,317	24,806,540
International Growth Fund G Class(2)	5,720,629	69,677,264
International Small-Mid Cap Fund G Class	2,742,470	26,547,109
International Value Fund G Class	5,008,366	40,016,847
Non-U.S. Intrinsic Value Fund G Class	3,546,248	35,072,397
		255,225,203
Domestic Fixed Income Funds — 17.9%
Diversified Bond Fund G Class	14,247,365	134,780,072
High Income Fund G Class	4,051,902	33,590,268
Inflation-Adjusted Bond Fund G Class	2,458,089	26,817,747
		195,188,087
International Fixed Income Funds — 6.8%
Emerging Markets Debt Fund G Class	2,261,820	19,994,491
Global Bond Fund G Class	6,224,684	54,030,259
		74,024,750
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,004,955,057)		1,088,697,115
OTHER ASSETS AND LIABILITIES†		1,031
TOTAL NET ASSETS — 100.0%		$1,088,698,146

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and short-term investments. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually. Investments in the underlying funds are valued at their reported NAV.

3. Fair Value Measurements

The fund's investment valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended April 30, 2023 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Disciplined Growth Fund	$5,977	$2,056	—	$204	$8,237	414	—	$67
Focused Dynamic Growth Fund(3)	44,293	5,268	$8,146	(147)	41,268	980	$(1,074)	—
Focused Large Cap Value Fund	124,662	14,296	14,869	664	124,753	12,513	(534)	8,150
Growth Fund	76,399	9,711	12,348	1,324	75,086	1,758	(1,108)	1,925
Heritage Fund(3)	65,288	5,359	9,954	2,583	63,276	2,790	(1,001)	—
Mid Cap Value Fund	79,683	8,606	12,024	(3,240)	73,025	4,657	89	5,502
Small Cap Growth Fund	15,798	708	1,302	679	15,883	831	(343)	114
Small Cap Value Fund	16,672	2,204	1,497	(1,695)	15,684	1,714	264	588
Sustainable Equity Fund	96,575	55,720	7,961	2,714	147,048	3,509	547	1,935
Emerging Markets Fund	57,706	9,775	9,738	1,362	59,105	5,893	(3,385)	1,712
Global Real Estate Fund	25,104	2,834	1,228	(1,903)	24,807	2,129	(244)	207
International Growth Fund(3)	68,780	3,230	10,893	8,560	69,677	5,721	(2,014)	—
International Small-Mid Cap Fund	25,492	1,744	1,569	880	26,547	2,742	(594)	175
International Value Fund	36,627	4,199	5,296	4,487	40,017	5,008	(439)	1,279
Non-U.S. Intrinsic Value Fund	35,771	2,205	8,060	5,156	35,072	3,546	(638)	1,936
Diversified Bond Fund	121,816	34,472	19,714	(1,794)	134,780	14,247	(3,166)	3,617
High Income Fund	30,981	3,427	312	(506)	33,590	4,052	(38)	1,643
Inflation-Adjusted Bond Fund	25,237	3,752	—	(2,171)	26,818	2,458	—	1,281
Emerging Markets Debt Fund	17,637	2,276	268	349	19,994	2,262	(41)	718
Global Bond Fund	49,168	9,458	1,121	(3,475)	54,030	6,225	(200)	3,015
Equity Growth Fund	50,591	4,604	58,278	3,083	—	—	(8,881)	3,914
	$1,070,257	$185,904	$184,578	$17,114	$1,088,697	83,449	$(22,800)	$37,778
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.